Share-Based Payments - Schedule of Number Of Share Options Outstanding (Details) - Management Board Grant	Dec. 31, 2021 € / shares	May 31, 2021 € / shares	Dec. 31, 2020 € / shares shares	Feb. 13, 2020 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)	391,619
Weighted-average exercise price (in euros per share)	€ 83.81
Prof. Ugur Sahin, M.D.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)		17,780	101,686	97,420
Number of ordinary shares underlying options (in shares) | shares			1,830,348
Weighted-average exercise price (in euros per share)		€ 163.54	€ 10.14	€ 28.32
Sean Marett
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)		7,112	33,895	38,968
Number of ordinary shares underlying options (in shares) | shares			610,110
Weighted-average exercise price (in euros per share)		€ 163.54	€ 10.14	€ 28.32
Dr. Sierk Poetting
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)		7,112	33,895	38,968
Number of ordinary shares underlying options (in shares) | shares			610,110
Weighted-average exercise price (in euros per share)		€ 163.54	€ 10.14	€ 28.32
Prof. Özlem Türeci, M.D.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)		7,112	108,463	38,968
Number of ordinary shares underlying options (in shares) | shares			1,952,334
Weighted-average exercise price (in euros per share)		€ 163.54	€ 10.14	€ 28.32
Ryan Richardson
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding (in shares)		6,163	8,306	33,772
Number of ordinary shares underlying options (in shares) | shares			149,508
Weighted-average exercise price (in euros per share)		€ 163.54	€ 10.14	€ 28.32